Summary of Significant Accounting Policies (Details Narrative) $ in Thousands	6 Months Ended		7 Months Ended	8 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jul. 26, 2022 USD ($)	Aug. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Assets, Current	$ 153,668				$ 229,447
Current liabilities, excluding operating lease liabilities	315,258
Working capital deficit	161,590
Long-Term Debt, Current Maturities	165,662				$ 307,451
Repayments of Debt	77,704
Proceeds from Sale of Property, Plant, and Equipment	$ 0	$ 137,016
Navios Partners and its subsidiaries [Member]
Economic rights	10.30%
Navios Acquisition and its subsidiaries [Member]
Economic rights	6.90%
Navios Containers and its subsidiaries [Member]
Economic rights	3.90%
Minimum [Member] | Affiliate Companies [Member]
Voting rights	20.00%
Maximum [Member] | Affiliate Companies [Member]
Voting rights	50.00%
All Except Navios Logistics Subsidiary [Member]
Ownership percentage of Navios Holdings	100.00%
Navios Logistics [Member]
Ownership percentage of Navios Holdings	63.80%
Navios Partners [Member]
Number of vessels to be sold			36
Proceeds from Sale of Property, Plant, and Equipment			$ 835,000
2022 Senior Secured Notes [Member]
Long-Term Debt, Current Maturities	$ 90,000
Debt Instrument, Interest Rate, Stated Percentage	11.25%
Maturity Date	August 2022
Repayments of Debt				$ 80,000
NSM Loan I & II [Member] | Navios Partners [Member]
Repayments of Debt			262,632
2022 Notes [Member] | Navios Partners [Member]
Debt Instrument, Repurchased Face Amount			$ 80,000